Credit Risk - Summary of Consumer (Auto) Finance and Other Unsecured Lending by Forbearance (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Forbearance	£ 1,481	£ 1,345
Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Forbearance	83	85
Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Forbearance	22	21
Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Forbearance	61	64
Consumer (auto) finance [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Forbearance	7	6
Consumer (auto) finance [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Forbearance	5	4
Consumer (auto) finance [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Forbearance	2	2
Personal loans [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Forbearance	0
Personal loans [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Forbearance	0
Personal loans [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Forbearance	0
Credit cards [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Forbearance	51	53
Credit cards [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Forbearance	10	10
Credit cards [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Forbearance	41	43
Overdrafts [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Forbearance	25	26
Overdrafts [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Forbearance	7	7
Overdrafts [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Forbearance	18	19
Total other unsecured [member] | Consumer finance and unsecured lending [member]
Disclosure of credit risk exposure [line items]
Forbearance	76	79
Total other unsecured [member] | Consumer finance and unsecured lending [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Forbearance	17	17
Total other unsecured [member] | Consumer finance and unsecured lending [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Forbearance	£ 59	£ 62